SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Growth Fund
Tax-Managed Large Cap Fund
Small Cap Fund
(the "Funds")

Supplement Dated December 15, 2016
to the Class A Prospectus (the "Prospectus") dated January 31, 2016, as amended on March 9, 2016, April 15, 2016, May 3, 2016, June 10, 2016 and July 8, 2016

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in the Portfolio Management of the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds

In the Fund Summary for each of the Large Cap Fund, Large Cap Growth Fund and Tax-Managed Large Cap Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Fiera Capital Inc.	Nadim Rizk, CFA	Since 2016	Senior Vice President, Lead Portfolio Manager and Head of Global Equities
	Andrew Chan, CIM	Since 2016	Vice President, Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the headings titled "Large Cap Fund," "Large Cap Growth Fund" and "Tax-Managed Large Cap Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Fiera Capital Inc.: Fiera Capital Inc. (Fiera), located at 375 Park Avenue, 8th Floor, New York, New York 10152, serves as a Sub-Adviser to the Fund. A team of investment professionals manages the portion of the Fund's assets allocated to Fiera.

Nadim Rizk, CFA, is a Senior Vice President, Lead Portfolio Manager and Head of Global Equities. Mr. Rizk is the Lead Manager of the U.S., International and Global Equity strategies at Fiera Capital Corporation (FCC). In connection with the provision of investment advisory services to U.S. clients of Fiera, Mr. Rizk acts under a participating affiliate arrangement between Fiera and FCC. Mr. Rizk has over 19 years of industry experience and joined FCC in 2009. Prior experiences include positions as Head of Global Equities, Lead Manager for U.S. and Global Equity portfolios, as well as Senior Global Research Analyst positions at some of Canada's leading investment management firms. Mr. Rizk graduated from the American University of Beirut with a Bachelor's of Business Administration, majoring in Finance. Mr. Rizk later obtained an M.B.A. from McGill University and also obtained the Chartered Financial Analyst designation.

Andrew Chan, CIM, is a Vice President and Portfolio Manager for the U.S., International and Global Equity strategies at FCC. In connection with the provision of investment advisory services to U.S. clients of Fiera, Mr. Chan acts under a participating affiliate arrangement between Fiera and FCC. Mr. Chan has over 13 years of industry experience and joined FCC in 2009. Prior experiences include senior analyst positions for U.S. and global equities at leading investment management firms. Mr. Chan graduated from McGill University with a Bachelor's of Commerce, majoring in Finance. Mr. Chan later obtained a Master's of Science in Finance from HEC Montréal.

As noted above, in connection with the provision of investment advisory services to U.S. clients of Fiera, Mr. Rizk and Mr. Chan act under a participating affiliate arrangement between FCC and Fiera. FCC does not provide investment advisory services, or offer investment funds, in the United States or to U.S. persons. Investment advisory services for U.S. persons are provided by Fiera In connection with providing services to certain U.S. clients, Fiera uses the resources of FCC acting in its capacity as Fiera's "participating affiliate," in accordance with applicable guidance of the SEC and its staff. These resources will specifically include, without limitation, the use of certain investment personnel. All such personnel of FCC will be treated as persons "associated with" Fiera (as that term is defined by the Investment Advisers Act of 1940, as amended) in connection with the provision of any investment advisory services provided by such team members to U.S. clients.

Change in the Portfolio Management of the Small Cap Fund

In the Fund Summary for the Small Cap Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to AllianceBernstein L.P. is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Rice Hall James & Associates, LLC	Lou Holtz	Since 2016	Portfolio Manager
	Yossi Lipsker	Since 2016	Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small Cap Fund," the text relating to AllianceBernstein L.P. is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Rice Hall James & Associates, LLC: Rice Hall James & Associates, LLC (RHJ), located at 600 West Broadway Suite 1000, San Diego, California 92101-3383, serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund's assets allocated to RHJ. Lou Holtz has served as a Portfolio Manager with RHJ since 2008. Mr. Holtz served previously as a Managing Director and Portfolio Manager at Engemann Asset Management from 1996 to 2008. Yossi Lipsker has served as a Portfolio Manager with RHJ since 2008. Previously, Mr. Lipsker served as a Managing Director and Portfolio Manager at Engemann Asset Management from 1995 to 2008.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1062 (12/16)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Growth Fund
Small Cap Fund
(the "Funds")

Supplement Dated December 15, 2016
to the Class I Prospectus (the "Prospectus") dated January 31, 2016, as amended on March 9, 2016, April 15, 2016 and July 8, 2016

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in the Portfolio Management of the Large Cap and Large Cap Growth Funds

In the Fund Summary for each of the Large Cap Fund and Large Cap Growth Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Fiera Capital Inc.	Nadim Rizk, CFA	Since 2016	Senior Vice President, Lead Portfolio Manager and Head of Global Equities
	Andrew Chan, CIM	Since 2016	Vice President, Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the headings titled "Large Cap Fund" and "Large Cap Growth Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Fiera Capital Inc.: Fiera Capital Inc. (Fiera), located at 375 Park Avenue, 8th Floor, New York, New York 10152, serves as a Sub-Adviser to the Fund. A team of investment professionals manages the portion of the Fund's assets allocated to Fiera.

Nadim Rizk, CFA, is a Senior Vice President, Lead Portfolio Manager and Head of Global Equities. Mr. Rizk is the Lead Manager of the U.S., International and Global Equity strategies at Fiera Capital Corporation (FCC). In connection with the provision of investment advisory services to U.S. clients of Fiera, Mr. Rizk acts under a participating affiliate arrangement between Fiera and FCC. Mr. Rizk has over 19 years of industry experience and joined FCC in 2009. Prior experiences include positions as Head of Global Equities, Lead Manager for U.S. and Global Equity portfolios, as well as Senior Global Research Analyst positions at some of Canada's leading investment management firms. Mr. Rizk graduated from the American University of Beirut with a Bachelor's of Business Administration, majoring in Finance. Mr. Rizk later obtained an M.B.A. from McGill University and also obtained the Chartered Financial Analyst designation.

Andrew Chan, CIM, is a Vice President and Portfolio Manager for the U.S., International and Global Equity strategies at FCC. In connection with the provision of investment advisory services to U.S. clients of Fiera, Mr. Chan acts under a participating affiliate arrangement between Fiera and FCC. Mr. Chan has over 13 years of industry experience and joined FCC in 2009. Prior experiences include senior analyst positions for U.S. and global equities at leading investment management firms. Mr. Chan graduated from McGill University with a Bachelor's of Commerce, majoring in Finance. Mr. Chan later obtained a Master's of Science in Finance from HEC Montréal.

As noted above, in connection with the provision of investment advisory services to U.S. clients of Fiera, Mr. Rizk and Mr. Chan act under a participating affiliate arrangement between FCC and Fiera. FCC does not provide investment advisory services, or offer investment funds, in the United States or to U.S. persons. Investment advisory services for U.S. persons are provided by Fiera In connection with providing services to certain U.S. clients, Fiera uses the resources of FCC acting in its capacity as Fiera's "participating affiliate," in accordance with applicable guidance of the SEC and its staff. These resources will specifically include, without limitation, the use of certain investment personnel. All such personnel of FCC will be treated as persons "associated with" Fiera (as that term is defined by the Investment Advisers Act of 1940, as amended) in connection with the provision of any investment advisory services provided by such team members to U.S. clients.

Change in the Portfolio Management of the Small Cap Fund

In the Fund Summary for the Small Cap Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to AllianceBernstein L.P. is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Rice Hall James & Associates, LLC	Lou Holtz	Since 2016	Portfolio Manager
	Yossi Lipsker	Since 2016	Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small Cap Fund," the text relating to AllianceBernstein L.P. is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Rice Hall James & Associates, LLC: Rice Hall James & Associates, LLC (RHJ), located at 600 West Broadway Suite 1000, San Diego, California 92101-3383, serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund's assets allocated to RHJ. Lou Holtz has served as a Portfolio Manager with RHJ since 2008. Mr. Holtz served previously as a Managing Director and Portfolio Manager at Engemann Asset Management from 1996 to 2008. Yossi Lipsker has served as a Portfolio Manager with RHJ since 2008. Previously, Mr. Lipsker served as a Managing Director and Portfolio Manager at Engemann Asset Management from 1995 to 2008.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1063 (12/16)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Growth Fund
Tax-Managed Large Cap Fund
Small Cap Fund
(the "Funds")

Supplement Dated December 15, 2016
to the Class Y Prospectus (the "Prospectus") dated January 31, 2016, as amended on March 9, 2016, April 15, 2016, May 3, 2016, June 10, 2016, June 16, 2016, June 30, 2016 and July 8, 2016

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in the Portfolio Management of the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds

In the Fund Summary for each of the Large Cap Fund, Large Cap Growth Fund and Tax-Managed Large Cap Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Fiera Capital Inc.	Nadim Rizk, CFA	Since 2016	Senior Vice President, Lead Portfolio Manager and Head of Global Equities
	Andrew Chan, CIM	Since 2016	Vice President, Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the headings titled "Large Cap Fund," "Large Cap Growth Fund" and "Tax-Managed Large Cap Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Fiera Capital Inc.: Fiera Capital Inc. (Fiera), located at 375 Park Avenue, 8th Floor, New York, New York 10152, serves as a Sub-Adviser to the Fund. A team of investment professionals manages the portion of the Fund's assets allocated to Fiera.

Nadim Rizk, CFA, is a Senior Vice President, Lead Portfolio Manager and Head of Global Equities. Mr. Rizk is the Lead Manager of the U.S., International and Global Equity strategies at Fiera Capital Corporation (FCC). In connection with the provision of investment advisory services to U.S. clients of Fiera, Mr. Rizk acts under a participating affiliate arrangement between Fiera and FCC. Mr. Rizk has over 19 years of industry experience and joined FCC in 2009. Prior experiences include positions as Head of Global Equities, Lead Manager for U.S. and Global Equity portfolios, as well as Senior Global Research Analyst positions at some of Canada's leading investment management firms. Mr. Rizk graduated from the American University of Beirut with a Bachelor's of Business Administration, majoring in Finance. Mr. Rizk later obtained an M.B.A. from McGill University and also obtained the Chartered Financial Analyst designation.

Andrew Chan, CIM, is a Vice President and Portfolio Manager for the U.S., International and Global Equity strategies at FCC. In connection with the provision of investment advisory services to U.S. clients of Fiera, Mr. Chan acts under a participating affiliate arrangement between Fiera and FCC. Mr. Chan has over 13 years of industry experience and joined FCC in 2009. Prior experiences include senior analyst positions for U.S. and global equities at leading investment management firms. Mr. Chan graduated from McGill University with a Bachelor's of Commerce, majoring in Finance. Mr. Chan later obtained a Master's of Science in Finance from HEC Montréal.

As noted above, in connection with the provision of investment advisory services to U.S. clients of Fiera, Mr. Rizk and Mr. Chan act under a participating affiliate arrangement between FCC and Fiera. FCC does not provide investment advisory services, or offer investment funds, in the United States or to U.S. persons. Investment advisory services for U.S. persons are provided by Fiera In connection with providing services to certain U.S. clients, Fiera uses the resources of FCC acting in its capacity as Fiera's "participating affiliate," in accordance with applicable guidance of the SEC and its staff. These resources will specifically include, without limitation, the use of certain investment personnel. All such personnel of FCC will be treated as persons "associated with" Fiera (as that term is defined by the Investment Advisers Act of 1940, as amended) in connection with the provision of any investment advisory services provided by such team members to U.S. clients.

Change in the Portfolio Management of the Small Cap Fund

In the Fund Summary for the Small Cap Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to AllianceBernstein L.P. is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Rice Hall James & Associates, LLC	Lou Holtz	Since 2016	Portfolio Manager
	Yossi Lipsker	Since 2016	Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small Cap Fund," the text relating to AllianceBernstein L.P. is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Rice Hall James & Associates, LLC: Rice Hall James & Associates, LLC (RHJ), located at 600 West Broadway Suite 1000, San Diego, California 92101-3383, serves as a Sub-Adviser to the Small Cap Fund. A team of investment professionals manages the portion of the Small Cap Fund's assets allocated to RHJ. Lou Holtz has served as a Portfolio Manager with RHJ since 2008. Mr. Holtz served previously as a Managing Director and Portfolio Manager at Engemann Asset Management from 1996 to 2008. Yossi Lipsker has served as a Portfolio Manager with RHJ since 2008. Previously, Mr. Lipsker served as a Managing Director and Portfolio Manager at Engemann Asset Management from 1995 to 2008.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1064 (12/16)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Growth Fund
Tax-Managed Large Cap Fund
Small Cap Fund
(the "Funds")

Supplement Dated December 15, 2016
to the Statement of Additional Information ("SAI") dated January 31, 2016, as amended March 9, 2016, April 15, 2016, May 3, 2016, June 10, 2016, June 30, 2016 and July 8, 2016

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Funds.

Change in the Portfolio Management of the Funds

Under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," all references to AllianceBernstein L.P.'s management of the Small Cap Fund are hereby deleted.

In addition, under the same heading, the following text is hereby added in the appropriate alphabetical order thereof:

FIERA CAPITAL INC.—Fiera Capital Inc. ("Fiera") serves as a Sub-Adviser to a portion of the assets of the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds.

Fiera is located at 375 Park Avenue, 8th Floor, New York, New York 10152. Fiera, a Delaware corporation, is registered as an investment adviser under the Investment Advisers Act of 1940 and is wholly owned by Fiera US Holding Inc., a U.S. holding company which in turn is wholly owned by Fiera Capital Corporation ("FCC"), a publicly traded Canadian investment management firm whose stock is listed on the Toronto Stock Exchange (FSZ: CN). As of September 30, 2016, Fiera had approximately $18.7 billion in assets under management.

Fiera is under common control with FCC, which also manages other vehicles/accounts in accordance with an investment strategy that is substantially similar to that of the Fund. From time to time Fiera may engage its investment advisory affiliates ("Participating Affiliates") around the world to provide a variety of services such as investment research, investment monitoring, trading, and discretionary investment management (including portfolio management) to certain accounts managed by Fiera, including the Fund. In fact, Fiera has engaged FCC to provide such services. This Participating Affiliate provides services to Fiera pursuant to personnel-sharing or similar inter-company arrangements. This Participating Affiliate is registered with the appropriate respective regulator in its home jurisdiction.

RICE HALL JAMES & ASSOCIATES, LLC—Rice Hall James & Associates, LLC ("RHJ"), serves as a Sub-Adviser to a portion of the assets of the Small Cap Fund. RHJ is a 100% employee owned Delaware limited liability company founded in 1974. RHJ provides investment management services on a discretionary basis to its clients. RHJ's clients include high net worth individuals, pension and profit sharing plans, charitable organizations, corporations and other businesses, state and municipal government entities, and affiliated registered investment companies. Currently, RHJ offers six core investment strategies: SMID Cap Equity, Small Cap Equity, Micro Cap Equity, Small Cap Opportunities, Micro Cap Opportunities, and SMID Cap Opportunities. RHJ is not an affiliate or subsidiary of any organization utilized as part of its investment process. As of September 30, 2016, RHJ held $2.5 billion in assets under management.

In addition, under the same section, under the heading titled "Portfolio Management," under the sub-heading titled "AllianceBernstein," all references to "Small Cap, Small Cap Growth and Tax-Managed Small/Mid Cap Funds" are hereby deleted and replaced with "Small Cap Growth and Tax-Managed Small/Mid Cap Funds".

In addition, under the same heading, the following text is hereby added in the appropriate alphabetical order thereof:

Fiera

Compensation. SIMC pays Fiera a fee based on the assets under management of the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds as set forth in an investment sub-advisory agreement between Fiera and SIMC. Fiera pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds. The Portfolio Managers are compensated by a combination of a competitive base salary, a performance-based incentive plan measured over 1-4 years, as well as a long term incentive share ownership plan. The following information relates to the period ended September 30, 2016.

Ownership of Fund Shares. As of September 30, 2016, Fiera's portfolio managers did not beneficially own any shares of the Large Cap, Large Cap Growth or Tax-Managed Large Cap Funds.

Other Accounts. As of September 30, 2016, in addition to the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds, Fiera's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Nadim Rizk, CFA and Andrew Chan, CIM	0	$0	812		$6,263	89		$5,313
	0	$0	6	*	$1,463	1	*	$198

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of the portfolio manager being responsible for conflicts of interest. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds, which may have different investment guidelines and objectives. In addition to the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds, these accounts may include accounts of registered investment companies, private pooled investment vehicles and other accounts. In particular, this conflict of interest may arise as a result of Fiera's management of the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds and other accounts, which, in theory, may allow Fiera to allocate investment opportunities in a way that favors other accounts over the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds. This conflict of interest may be exacerbated to the extent that Fiera or the portfolio manager receive, or expect to receive, greater compensation from their management of the other accounts (some of which receive both a management and incentive fee) than the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds. Fiera (or its members, employees and affiliates) may give advice or take action with respect to the other accounts that differs from the advice given with respect to the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds. To the extent a particular investment is suitable for both the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds and the other accounts, such investments will be allocated between the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds and the other accounts in a manner that Fiera determines is fair and equitable under the circumstances to all clients, including the Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds.

To address and manage these potential conflicts of interest, Fiera has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

RHJ

Compensation. SIMC pays RHJ a fee based on the assets under management of the Small Cap Fund as set forth in an investment sub-advisory agreement between RHJ and SIMC. RHJ pays its investment professionals out of its total revenues, including the sub-advisory fees earned with respect to the Small Cap Fund. RHJ compensates the Small Cap Fund's portfolio managers for their management of the Small Cap Fund. A portfolio manager's compensation is a combination of both salary and revenue-sharing. The following information relates to the period ended September 30, 2016.

Ownership of Fund Shares. As of September 30, 2016, RHJ's portfolio managers did not beneficially own any shares of the Small Cap Fund.

Other Accounts. As of September 30, 2016, in addition to the Small Cap Fund, RHJ's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Lou Holtz	1	$128.88	1	$205.25	173	$672.29
Yossi Lipsker	1	$128.88	1	$205.25	173	$672.29

None of these accounts are subject to a performance-based advisory fee.

Conflicts of Interest. The portfolio managers' management of the investments of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Small Cap Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Small Cap Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a fund. In addition, it is also possible that a potential conflict of interest may arise because a portfolio manager manages an account with a performance-based management fee in addition to the Small Cap Fund and other accounts without a performance-based fee. However, RHJ has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1065 (12/16)